Putnam
Voyager
Fund II

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES


[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes that lie ahead will be even more breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges ahead and are confident that Putnam and your Board will continue to meet those challenges successfully, as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL            /S/ GEORGE PUTNAM, III

John A. Hill                George Putnam, III
Chairman of the Trustees    President of the Funds
August 16, 2000


REPORT FROM FUND MANAGEMENT

Charles H. Swanberg
Roland W. Gillis
Jeffrey R. Lindsey

The first half of 2000 has been a highly volatile period for aggressive growth stocks. Putnam Voyager Fund II performed well in the first calendar quarter of the year, following an excellent showing in 1999, during which it was well positioned in many of the winning technology sectors. These sectors corrected severely between March and May but were recovering nicely by the end of the semiannual period on June 30, 2000. The fund's overweight position in technology-related stocks accounted for its underperformance of its benchmark, the Russell MidCap Index. However, the fund's longer-term performance keeps pace with or exceeds that of the index. Please see page 7 for details.

Total return for 6 months ended 6/30/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
----------------------------------------------------------------------
  -2.34%  -7.97%   -2.72%  -7.59%   -2.67%  -3.64%   -2.58%  -5.98%
----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* VOLATILE PERIOD FOR GROWTH STOCKS

After the strong performance of aggressive growth stocks in the first quarter, concerns about the cumulative effects that higher interest rates could have on the economy and on corporate profits prompted a severe market correction in April and May. Between June 1999 and the end of March 2000, the Federal Reserve Board had raised the federal funds rate, a key short-term interest-rate benchmark, six times, from 4.75% to 6.5%. In addition, the Fed made it clear in the first quarter of this year that its concern about an overheated U.S. economy would be reflected in continued interest-rate increases later in the year if necessary.

Typically, higher interest rates have the most severe effect on the prices of small- and mid-cap growth stocks because the valuations of these companies are so closely tied to underlying earnings growth. If there is a risk that a slower economy could affect earnings growth, the prices of aggressive growth stocks can plummet, which is what occurred this past spring. Nevertheless, the fund has maintained an emphasis on the small- and mid-cap sectors of the market because we believe these sectors continue to offer the best opportunities for long-term growth. We were encouraged by the strong recovery that many of the fund's holdings have experienced from mid May through the end of June.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                   16.1%

Electronics                15.8%

Communications
equipment                  11.6%

Telecommunications          8.0%

Computers                   6.1%

Footnote reads:
*Based on net assets as of 6/30/00. Holdings will vary over time.


* TECHNOLOGY FOCUS STILL IN PLACE

During the semiannual period, we successfully moved out of the Internet content, or dot-com stocks, before the market's correction, but the portfolio continues to include positions in companies that provide infrastructure products for the Internet, such as hardware, software, data storage systems, computer services, and telecommunications equipment. The fund also remains positioned to benefit from the current boom in global telecommunications spending. Examples of holdings include VeriSign, Inc., which provides systems that ensure secure Internet commercial transactions and communications; Metromedia Fiber Network, Inc., a provider of fiber-optic networks and high-bandwidth Internet connectivity; and Brocade Communications Systems, Inc., which provides switching systems for large-scale data storage networks.

These companies all have products in technology subsectors that are benefiting from the boom in telecommunications, networking, and the Internet. They all experienced price declines in the April-May correction, but all three have recovered nicely through the end of the fiscal period and their long-term prospects remain sound. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Brocade Communications Systems
Communications equipment

VERITAS Software Corp.
Software

VeriSign, Inc.
Computers

Redback Networks, Inc.
Communications equipment

General Electric Co.
Conglomerates

Metromedia Fiber Network, Inc.
Class A
Telecommunications

Pfizer, Inc.
Pharmaceuticals

Jabil Circuit, Inc.
Electronics

Cisco Systems, Inc.
Communications equipment

Sepracor, Inc.
Biotechnology

Footnote reads:
These holdings represent 16.2% of the fund's net assets as of 6/30/00. Portfolio holdings will vary over time.


We do not believe it is wise to try to time the market -- especially in a volatile sector like technology. Rather we conduct extensive research to try and find companies with excellent fundamentals and high rates of earnings growth that can perform over the long term. The correction in April and May was driven primarily by macroeconomic forces; namely, the series of interest-rate increases by the Fed, which always affects high-growth companies. Now that the Fed appears to be in the final stages of its tightening efforts, the market should again recognize the value of many of these stronger companies.

While we believe the next several years should be positive for technology companies, we expect to see an increase in volatility within the sector. Technology has become such a large part of the U.S. and global economies that it is now more cyclical than it was 10 to 20 years ago. Nevertheless, the vast increase in capital spending on technology has been and should continue to be a boon for productivity and lower rates of inflation.

* INTERNET EUPHORIA SUBJECTED TO LAWS OF MARKET

The Internet is one of many new technology paradigms that have come about in the past 25 years. Whenever there is an economic boom resulting from technological innovation, there are typically periods during which companies vie for leadership. Often, after a period of euphoria (such as in 1999 with dot-com companies), there is a period of decline and after a shakeout, the industry leaders emerge. Of course, it is our job to find the companies that will prevail.

Microsoft's woes create opportunity for shareholders

Microsoft, which was one of the fund's top 10 holdings as of December 31, 1999, remains a core holding in the portfolio. When the stock tumbled in the wake of the Justice Department antitrust trial and as part of the technology correction, we were able to accumulate more shares at attractive prices. We believe that the company's prospects -- whether it remains whole or is broken up -- are fundamentally sound and that the stock is worth holding on to. Microsoft's products still command a strong position in the marketplace and its management team remains topnotch. Of course, we will continue to closely monitor developments that occur and reduce or accumulate the fund's holdings where appropriate.

One ramification of the antitrust case has been that many of Microsoft's competitors, which are also fund holdings, have benefited from the company's less aggressive nature as a result of the case. This has been less of a negative for Microsoft and more of a positive for the industry -- and for the fund holdings that have been affected.

The severe correction that we saw this spring was simply a normal part of the competitive process in our economy, the likes of which have occurred several times in this country's history. For example, in the early 1980s, when the personal computer industry was in its infancy, there were hundreds of PC manufacturers. They eventually were whittled down to just a handful of companies that now dominate the industry. In the automotive industry, almost exactly the same phenomenon occurred over a longer period of time -- from the early 1900s to the 1950s.

* FUND'S STRATEGIC FOCUS IS UNCHANGED

Although the portfolio's sector weightings have changed since the end of last year as a result of changing market valuations, the fund remains strategically focused on technology, media, telecommunications, and consumer companies. These sectors are still experiencing strong growth rates, and we believe this growth should continue for several years. We are still optimistic about the health-care industry but finding small and midsize health-care companies that meet our criteria has become much more of a challenge.

Midway through fiscal 2000, small- and mid-cap companies made up roughly 80% of the portfolio's holdings, but we had also taken advantage of the fund's flexibility to invest in large-cap stocks. The remaining 20% of holdings is invested mostly in these stocks. In terms of foreign investments, the fund still has a few large-cap Japanese stocks, which performed exceptionally well last year, and also owns Nokia, a telecommunications giant that is based in Finland but operates on such a global scale that its nationality is almost irrelevant. The fund's mandate is to invest primarily in U.S.-based growth companies. We do not anticipate raising the portfolio's non-U.S. weightings, currently under 8%, in any significant way.

* MARKET SENTIMENT SHIFT COULD SIGNAL LONGER-TERM STRENGTH

We believe that the Fed is in the process of successfully engineering a soft landing for the economy through its tight monetary policy. The market appears to have changed its sentiment from one of concern about higher interest rates to one of relief about the removal of an inflation threat. However, the slower economic growth that will probably result from higher interest rates could translate into reduced rates of earnings growth.


"We do not believe it is wise to try to time the market -- especially in a volatile sector like technology. Rather we conduct extensive research to try and find companies with excellent fundamentals and high rates of earnings growth that can perform over the long term."

-- Roland W. Gillis, manager
   Putnam Voyager Fund II


In our opinion, stock prices will probably remain volatile until the variables of economic growth and inflation become clear, which may take until the end of the summer. If the economy does stabilize and inflation shows no signs of increasing, stock prices could potentially rally in the fourth quarter of 2000. Many of the sectors in which the fund is invested are beneficiaries of strong secular global growth rates and should not be significantly affected by a minor slowdown in the U.S. economy.

We believe that this year is an important consolidation year from the phenomenal growth and, in some cases, extreme valuations that occurred in 1999. Once the markets have settled down, we think that investors may again recognize the growth opportunities that exist in the sectors we have identified.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/00, there is no guarantee the fund will continue to hold these securities in the future. The fund invests a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuation.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Voyager Fund II is designed for investors aggressively seeking long-term growth of capital primarily through growth stocks.




TOTAL RETURN FOR PERIODS ENDED 6/30/00

                         Class A         Class B         Class C         Class M
(inception dates)       (4/14/93)       (10/2/95)       (2/1/99)        (10/2/95)
                       NAV     POP     NAV     CDSC    NAV    CDSC     NAV     POP
---------------------------------------------------------------------------------------
6 months              -2.34%  -7.97%   -2.72%  -7.59%  -2.67%  -3.64%  -2.58%  -5.98%
---------------------------------------------------------------------------------------
1 year                51.93   43.20    50.75   45.75   50.81   49.81   51.20   45.93
---------------------------------------------------------------------------------------
5 years              256.98  236.49   243.75  241.75  244.12  244.12  248.59  236.38
Annual average        28.98   27.47    28.01   27.86   28.04   28.04   28.37   27.46
---------------------------------------------------------------------------------------
Life of fund         434.48  403.68   406.34  406.34  406.97  406.97  415.88  397.95
Annual average        26.17   25.14    25.23   25.23   25.25   25.25   25.55   24.94
---------------------------------------------------------------------------------------




COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/00

                             Russell MidCap           Consumer
                              Growth Index           price index
--------------------------------------------------------------------------
6 months                         12.15%                 2.07%
--------------------------------------------------------------------------
1 year                           48.59                  3.67
--------------------------------------------------------------------------
5 years                         222.22                 12.98
Annual average                   26.35                  2.47
--------------------------------------------------------------------------
Life of fund                    315.86                 19.99
Annual average                   21.72                  2.55
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be less or more than those shown. Recent returns were achieved during favorable market conditions that may not be sustainable. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. For a portion of these periods, the fund was offered on a limited basis and had limited assets. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 6/30/00

                          Class A       Class B     Class C     Class M
---------------------------------------------------------------------------
Distributions (number)*     --            --          --          --
---------------------------------------------------------------------------
Share value:            NAV     POP       NAV         NAV     NAV     POP
---------------------------------------------------------------------------
12/31/99               $38.45  $40.80   $37.13      $38.21   $37.61  $38.97
---------------------------------------------------------------------------
6/30/00                 37.55   39.84    36.12       37.19    36.64   37.97
---------------------------------------------------------------------------

*The fund did not make any distributions during this period.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Russell MidCap Growth Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
June 30, 2000 (Unaudited)


COMMON STOCKS (98.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
            131,000 DoubleClick, Inc. (NON)                                                        $      4,994,375
             79,100 Engage Technologies, Inc. (NON)                                                       1,023,356
            169,744 Lamar Advertising Co. (NON)                                                           7,352,037
            146,900 Mediaplex, Inc. (NON)                                                                 2,837,006
            175,200 Omnicom Group, Inc.                                                                  15,603,750
                                                                                                   ----------------
                                                                                                         31,810,524

Aerospace/Defense (0.3%)
-------------------------------------------------------------------------------------------------------------------
            250,600 Aeroflex, Inc. (NON)                                                                 12,451,688

Airlines (0.4%)
-------------------------------------------------------------------------------------------------------------------
            368,900 Ryanair Holdings, PLC ADR (Ireland) (NON)                                            13,464,850
             62,500 SkyWest, Inc.                                                                         2,316,406
                                                                                                   ----------------
                                                                                                         15,781,256

Banking (0.7%)
-------------------------------------------------------------------------------------------------------------------
            212,300 Fifth Third Bancorp                                                                  13,427,975
             91,500 State Street Corp.                                                                    9,704,719
            216,029 TCF Financial Corp.                                                                   5,549,245
                                                                                                   ----------------
                                                                                                         28,681,939

Beverage (0.3%)
-------------------------------------------------------------------------------------------------------------------
            178,400 Itoen, Ltd. (Japan)                                                                  13,205,445

Biotechnology (2.8%)
-------------------------------------------------------------------------------------------------------------------
            298,900 Amgen, Inc. (NON)                                                                    20,997,725
             81,400 Biogen, Inc. (NON)                                                                    5,250,300
                600 Biovail Corp. (Canada) (NON)                                                             33,263
            236,900 Genentech, Inc. (NON)                                                                40,746,800
            432,900 Sepracor, Inc. (NON)                                                                 52,218,563
             59,700 Tanox, Inc. (NON)                                                                     2,824,556
             68,772 Transkaryotic Therapies, Inc. (NON)                                                   2,527,371
                                                                                                   ----------------
                                                                                                        124,598,578

Broadcasting (5.6%)
-------------------------------------------------------------------------------------------------------------------
            107,200 Acme Communications, Inc. (NON)                                                       1,956,400
            334,500 AMFM, Inc. (NON)                                                                     23,080,500
            303,800 Citadel Communications Corp. (NON)                                                   10,614,013
            377,800 Clear Channel Communications, Inc. (NON)                                             28,335,000
            438,600 Cox Radio, Inc. Class A (NON)                                                        12,280,800
            124,600 Echostar Communications Corp. Class A (NON)                                           4,125,428
            472,280 Entercom Communications Corp. (NON)                                                  23,023,650
            258,400 Hispanic Broadcasting Corp. (NON)                                                     8,559,500
            786,000 Infinity Broadcasting Corp. Class A (NON)                                            28,639,875
            196,200 Pegasus Communications Corp. (NON)                                                    9,626,063
          2,091,000 Radio One, Inc. (NON)                                                                51,360,188
            426,000 Regent Communications, Inc. (NON)                                                     3,660,938
             54,380 Salem Communications Corp. Class A (NON)                                                504,714
            150,100 Univision Communications, Inc. Class A (NON)                                         15,535,350
            689,332 WestWood One, Inc. (NON)                                                             23,523,455
                                                                                                   ----------------
                                                                                                        244,825,874

Cable Television (0.7%)
-------------------------------------------------------------------------------------------------------------------
            939,800 AT&T Corp. - Liberty Media Group Class A (NON)                                       22,790,158
             95,700 General Motors Corp. Class H (NON)                                                    8,397,675
                                                                                                   ----------------
                                                                                                         31,187,833

Commercial and Consumer Services (1.6%)
-------------------------------------------------------------------------------------------------------------------
            490,400 Capita Group PLC (United Kingdom)                                                    12,001,704
             37,100 Capita Group PLC 144A (United Kingdom)                                                  907,959
            604,400 Cintas Corp.                                                                         22,173,925
            242,600 eBay, Inc. (NON)                                                                     13,176,213
            236,500 Robert Half International, Inc. (NON)                                                 6,740,250
          1,164,000 Serco Group PLC (United Kingdom)                                                      9,072,827
            147,700 TeleTech Holdings, Inc. (NON)                                                         4,587,931
                                                                                                   ----------------
                                                                                                         68,660,809

Communications Equipment (11.6%)
-------------------------------------------------------------------------------------------------------------------
            272,300 ADC Telecommunications, Inc. (NON)                                                   22,839,163
            553,800 Brocade Communications Systems (NON)                                                101,613,647
            839,900 Cisco Systems, Inc. (NON)                                                            53,386,144
            347,700 Comverse Technology, Inc. (NON)                                                      32,336,100
            103,200 Copper Mountain Networks, Inc. (NON)                                                  9,094,500
            143,000 Crossroads Systems, Inc. (NON)                                                        3,610,750
            167,700 Efficient Networks, Inc. (NON)                                                       12,336,431
            732,900 Finisar Corp. (NON)                                                                  19,192,819
            301,290 Juniper Networks, Inc. (NON)                                                         43,856,526
            199,700 Netro Corp. (NON)                                                                    11,457,788
            731,200 Nokia Oyj AB Class A, (Finland)                                                      37,456,802
            809,600 Nokia Oyj AB ADR (Finland)                                                           40,429,400
            281,100 Nortel Networks Corp. (Canada)                                                       19,185,075
            203,200 Proxim, Inc. (NON)                                                                   20,110,450
            395,100 Redback Networks, Inc. (NON)                                                         70,327,800
             14,700 Sonus Networks, Inc. (NON)                                                            2,320,763
            143,900 Tellabs, Inc. (NON)                                                                   9,848,156
                                                                                                   ----------------
                                                                                                        509,402,314

Computers (6.1%)
-------------------------------------------------------------------------------------------------------------------
            132,300 Ariba, Inc. (NON)                                                                    12,971,602
            322,250 Dell Computer Corp. (NON)                                                            15,890,953
            359,600 EMC Corp. (NON)                                                                      27,666,725
             80,200 Excalibur Technologies Corp. (NON)                                                    3,202,988
            319,600 Gateway, Inc. (NON)                                                                  18,137,300
            107,800 Inktomi Corp. (NON)                                                                  12,747,350
            210,000 McAfee.com Corp. (NON)                                                                5,473,125
              2,700 Niku Corp. (NON)                                                                         91,125
            520,700 Parametric Technology Corp. (NON)                                                     5,727,700
            639,000 RealNetworks, Inc. (NON)                                                             32,309,438
            364,900 Sun Microsystems, Inc. (NON)                                                         33,183,094
            231,900 Symantec Corp. (NON)                                                                 12,508,106
            499,120 VeriSign, Inc. (NON)                                                                 88,094,680
                                                                                                   ----------------
                                                                                                        268,004,186

Conglomerates (2.1%)
-------------------------------------------------------------------------------------------------------------------
          1,237,500 General Electric Co.                                                                 65,587,500
            598,300 Tyco International, Ltd.                                                             28,344,463
                                                                                                   ----------------
                                                                                                         93,931,963

Consumer Cyclicals (0.2%)
-------------------------------------------------------------------------------------------------------------------
            104,100 Sony Corp. (Japan)                                                                    9,742,768

Consumer Goods (0.4%)
-------------------------------------------------------------------------------------------------------------------
            125,100 Colgate-Palmolive Co.                                                                 7,490,363
            209,600 Estee Lauder Cos. Class A                                                            10,362,100
                                                                                                   ----------------
                                                                                                         17,852,463

Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
            222,000 TMP Worldwide, Inc. (NON)                                                            16,386,375

Distribution (0.5%)
-------------------------------------------------------------------------------------------------------------------
            246,500 Black Box Corp. (NON)                                                                19,515,867

Electronics (15.8%)
-------------------------------------------------------------------------------------------------------------------
            164,500 Act Manufacturing, Inc. (NON)                                                         7,638,969
             96,740 Agilent Technologies, Inc. (NON)                                                      7,134,575
            260,600 Alpha Industries, Inc. (NON)                                                         11,482,688
            207,400 Altera Corp. (NON)                                                                   21,141,838
             85,000 Ananex Corp. (NON)                                                                    8,117,500
            188,000 Applied Micro Circuits Corp. (NON)                                                   18,565,000
             70,000 AudioCodes, Ltd. (Israel) (NON)                                                       8,400,000
            308,600 Aware, Inc. (NON)                                                                    15,777,175
            100,000 Broadcom Corp. (NON)                                                                 21,893,750
             52,000 Cree Research, Inc. (NON)                                                             6,942,000
             42,800 Ditech Communications Corp. (NON)                                                     4,047,275
             35,900 E-Tek Dynamics, Inc. (NON)                                                            9,470,869
            163,300 Exar Corp. (NON)                                                                     14,237,719
            105,300 Flextronics International, Ltd.                                                       7,232,794
            121,400 GlobeSpan, Inc. (NON)                                                                14,820,284
            282,100 Intel Corp.                                                                          37,713,244
          1,190,350 Jabil Circuit, Inc. (NON)                                                            59,071,119
            216,200 JDS Uniphase Corp. (NON)                                                             25,916,975
            581,700 Linear Technology Corp.                                                              37,192,444
            748,400 Maxim Integrated Products, Inc. (NON)                                                50,844,425
            291,800 Micrel, Inc. (NON)                                                                   12,675,063
             20,300 New Focus, Inc. (NON)                                                                 1,667,138
            170,300 PMC - Sierra, Inc. (NON)                                                             30,260,181
            408,500 QLogic Corp. (NON)                                                                   26,986,531
             78,000 Quantum Effect Devices, Inc. (NON)                                                    4,446,000
            192,400 RF Micro Devices, Inc. (NON)                                                         16,859,050
            424,594 Sanmina Corp. (NON)                                                                  36,302,787
            140,300 SDL, Inc. (NON)                                                                      40,011,806
            140,000 Semtech Corp. (NON)                                                                  10,707,813
            101,800 Silicon Image, Inc. (NON)                                                             5,077,275
            450,400 Sipex Corp. (NON)                                                                    12,470,450
            375,800 Texas Instruments, Inc.                                                              25,812,763
            120,000 TranSwitch Corp. (NON)                                                                9,262,500
            207,200 Virata Corp. (NON)                                                                   12,354,300
            301,100 Vitesse Semiconductor Corp. (NON)                                                    22,149,669
            252,000 Xilinx, Inc. (NON)                                                                   20,805,750
            245,500 Zoran Corp. (NON)                                                                    16,187,656
                                                                                                   ----------------
                                                                                                        691,677,375

Energy (1.5%)
-------------------------------------------------------------------------------------------------------------------
             35,300 Capstone Turbine Corp. (NON)                                                          1,590,706
            405,000 Global Marine, Inc. (NON)                                                            11,415,938
            758,500 Grant Prideco, Inc. (NON)                                                            18,962,500
            379,400 Nabors Industries, Inc. (NON)                                                        15,768,813
            259,800 Schlumberger, Ltd.                                                                   19,387,575
                                                                                                   ----------------
                                                                                                         67,125,532

Entertainment (0.8%)
-------------------------------------------------------------------------------------------------------------------
            136,350 SFX Entertainment, Inc. Class A (NON)                                                 6,178,359
            439,325 Viacom, Inc. Class B (NON)                                                           29,956,473
                                                                                                   ----------------
                                                                                                         36,134,832

Financial (1.5%)
-------------------------------------------------------------------------------------------------------------------
            306,900 Intuit, Inc. (NON)                                                                   12,697,988
             61,200 Marschollek, Lautenschlaeger und Partner AG (Germany)                                25,749,141
             53,000 Marschollek, Lautenschlaeger und Partner AG (Germany)                                26,616,685
                                                                                                   ----------------
                                                                                                         65,063,814

Health Care Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
            154,900 Allscripts, Inc. (NON)                                                                3,562,700
             71,300 SonoSite, Inc. (NON)                                                                  2,054,331
            186,400 United Health Group, Inc.                                                            15,983,800
                                                                                                   ----------------
                                                                                                         21,600,831

Insurance (0.3%)
-------------------------------------------------------------------------------------------------------------------
            121,100 American International Group, Inc.                                                   14,229,250

Investment Banking/Brokerage (1.4%)
-------------------------------------------------------------------------------------------------------------------
             68,600 Merrill Lynch & Co., Inc.                                                             7,889,000
            173,000 Morgan Stanley, Dean Witter, Discover and Co.                                        14,402,250
          1,294,000 Nikko Securities Co., Ltd. (Japan)                                                   12,844,583
            291,000 Nomura Securities Co., Ltd. (Japan)                                                   7,138,826
            610,750 Schwab (Charles) Corp.                                                               20,536,469
                                                                                                   ----------------
                                                                                                         62,811,128

Lodging/Tourism (0.2%)
-------------------------------------------------------------------------------------------------------------------
            148,700 Four Seasons Hotels, Inc. (Canada)                                                    9,247,281

Media (0.4%)
-------------------------------------------------------------------------------------------------------------------
            239,000 Time Warner, Inc.                                                                    18,164,000

Medical Technology (1.6%)
-------------------------------------------------------------------------------------------------------------------
            291,400 Medtronic, Inc.                                                                      14,515,363
             27,100 Minimed, Inc. (NON)                                                                   3,197,800
            167,700 Novoste Corp. (NON)                                                                  10,229,700
            259,300 PE Corp.                                                                             17,081,388
            444,700 Stryker Corp.                                                                        19,455,625
             59,300 Waters Corp. (NON)                                                                    7,401,381
                                                                                                   ----------------
                                                                                                         71,881,257

Oil & Gas (0.4%)
-------------------------------------------------------------------------------------------------------------------
            457,800 EOG Resources, Inc.                                                                  15,336,300

Pharmaceuticals (2.2%)
-------------------------------------------------------------------------------------------------------------------
            128,600 Lilly (Eli) & Co.                                                                    12,843,925
          1,290,825 Pfizer, Inc.                                                                         61,959,600
             86,300 Pharmacia Corp.                                                                       4,460,631
            233,000 Schering-Plough Corp.                                                                11,766,500
            137,600 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                            7,138,000
                                                                                                   ----------------
                                                                                                         98,168,656

Publishing (0.4%)
-------------------------------------------------------------------------------------------------------------------
            484,400 Information Holdings, Inc. (NON)                                                     17,922,800

Restaurants (0.8%)
-------------------------------------------------------------------------------------------------------------------
            913,700 Starbucks Corp. (NON)                                                                34,891,919

Retail (4.2%)
-------------------------------------------------------------------------------------------------------------------
            723,400 Bed Bath & Beyond, Inc. (NON)                                                        26,223,250
            109,100 Best Buy Co., Inc. (NON)                                                              6,900,575
            158,000 CDW Computer Centers, Inc. (NON)                                                      9,875,000
            298,100 Costco Wholesale Corp. (NON)                                                          9,837,300
            406,051 Dollar Tree Stores, Inc. (NON)                                                       16,064,383
            281,000 Factory 2-U Stores, Inc. (NON)                                                       10,625,313
            523,600 Home Depot, Inc. (The)                                                               26,147,275
            130,500 Kohls Corp. (NON)                                                                     7,259,063
            147,890 Michaels Stores, Inc. (NON)                                                           6,775,211
             81,600 Priceline.com, Inc. (NON)                                                             3,099,525
            210,000 Seven-Eleven Japan Co., Ltd. (Japan)                                                 17,609,189
             63,400 Target Corp.                                                                          3,677,200
            189,300 Tiffany & Co.                                                                        12,777,750
            144,000 TJX Cos., Inc. (The)                                                                  2,700,000
            107,800 Tuesday Morning Corp. (NON)                                                           1,131,900
            359,200 Wal-Mart Stores, Inc.                                                                20,698,900
             21,500 Whole Foods Market, Inc. (NON)                                                          888,218
                                                                                                   ----------------
                                                                                                        182,290,052

Schools (0.6%)
-------------------------------------------------------------------------------------------------------------------
            150,000 Learning Tree International, Inc. (NON)                                               9,187,500
            307,100 SmartForce Public Limited Co. ADR (Ireland) (NON)                                    14,740,800
                                                                                                   ----------------
                                                                                                         23,928,300

Semiconductor (2.7%)
-------------------------------------------------------------------------------------------------------------------
            333,300 Applied Materials, Inc. (NON)                                                        30,205,313
            249,500 ASM Lithography Holding N.V. (Netherlands) (NON)                                     11,009,188
            317,600 KLA Tencor Corp. (NON)                                                               18,599,450
            466,000 LAM Research Corp. (NON)                                                             17,475,000
            420,100 LTX Corp. (NON)                                                                      14,677,244
            204,000 Novellus Systems, Inc. (NON)                                                         11,538,750
             64,100 Photon Dynamics, Inc. (NON)                                                           4,787,469
            145,720 Teradyne, Inc. (NON)                                                                 10,710,420
                                                                                                   ----------------
                                                                                                        119,002,834

Software (16.1%)
-------------------------------------------------------------------------------------------------------------------
            374,400 Agile Software Corp. (NON)                                                           26,465,400
            108,800 Amdocs, Ltd.                                                                          8,350,400
            107,600 BackWeb Technologies, Ltd. (Israel) (NON)                                             2,461,350
            180,000 BMC Software, Inc. (NON)                                                              6,567,188
            858,100 BroadVision, Inc. (NON)                                                              43,602,206
            417,600 E.piphany, Inc. (NON)                                                                44,761,500
            159,000 Electronic Arts, Inc. (NON)                                                          11,597,063
            321,000 I2 Technologies, Inc. (NON)                                                          33,469,266
            201,800 Informatica Corp. (NON)                                                              16,534,988
            125,300 Interwoven, Inc. (NON)                                                               13,781,042
             12,900 ISS Group, Inc. (NON)                                                                 1,273,673
            329,128 Kana Communications, Inc. (NON)                                                      19,517,727
            276,600 Lernout & Hauspie Speech Products N.V. (Belgium) (NON)                               12,187,688
            320,800 Macromedia, Inc. (NON)                                                               31,017,350
            117,100 Mercator Software, Inc. (NON)                                                         8,050,625
            152,600 Micromuse, Inc. (NON)                                                                25,252,916
            613,600 Microsoft Corp. (NON) (SEG)                                                          49,088,000
            205,000 Netegrity, Inc. (NON)                                                                15,439,063
            549,400 Oracle Corp. (NON)                                                                   46,183,938
            383,000 Peregrine Systems, Inc. (NON)                                                        13,285,313
            243,000 Phone.com, Inc. (NON)                                                                15,825,375
            302,400 Portal Software, Inc. (NON)                                                          19,315,800
            242,900 Quest Software, Inc. (NON)                                                           13,450,588
            167,200 Rational Software Corp. (NON)                                                        15,539,150
            550,300 Sage Group (The) PLC (United Kingdom)                                                 4,455,903
             66,000 Siebel Systems, Inc. (NON)                                                           10,795,125
            179,300 Software.com, Inc. (NON)                                                             23,286,588
            825,100 VERITAS Software Corp. (NON)                                                         93,249,192
            585,600 Vignette Corp. (NON)                                                                 30,460,350
            340,000 Vitria Technology, Inc. (NON)                                                        20,782,500
            185,950 webMethods, Inc. (NON)                                                               29,229,016
                                                                                                   ----------------
                                                                                                        705,276,283

Technology Services (4.1%)
-------------------------------------------------------------------------------------------------------------------
            199,800 America Online, Inc. (NON)                                                           10,539,450
            349,900 Breakaway Solutions, Inc.
                    (acquired 5/24/00, cost $5,891,600) (NON) (RES)                                       8,835,480
            585,700 CheckFree Holdings Corp. (NON)                                                       30,200,156
            396,000 CNET Networks, Inc. (NON)                                                             9,726,750
            106,400 Digex, Inc. (NON)                                                                     7,228,550
            170,200 Go2Net, Inc. (NON)                                                                    8,563,188
            347,200 InfoSpace.com, Inc. (NON)                                                            19,182,800
            244,900 Predictive Systems, Inc. (NON)                                                        8,801,094
            328,000 Proxicom, Inc. (NON)                                                                 15,703,000
            421,700 Rare Medium Group, Inc. (NON)                                                         6,668,131
            235,600 Scient Corp. (NON)                                                                   10,396,207
            228,800 Viant Corp. (NON)                                                                     6,778,200
            127,300 Wireless Facilities, Inc. (NON)                                                       6,484,344
            200,100 Yahoo! Inc. (NON)                                                                    24,787,388
            487,000 YouthStream Media Networks, Inc. (NON)                                                2,891,563
            120,000 Zamba Corp. (NON)                                                                       660,000
                                                                                                   ----------------
                                                                                                        177,446,301

Telecommunications (8.0%)
-------------------------------------------------------------------------------------------------------------------
            346,300 Allegiance Telecom, Inc. (NON)                                                       22,163,200
            311,700 American Tower Corp. Class A (NON)                                                   12,993,994
            312,600 Covad Communications Group, Inc. (NON)                                                5,040,675
            255,700 Focal Communications Corp. (NON)                                                      9,253,144
            340,000 Global Crossing Ltd.                                                                  8,946,250
              2,900 GT Group Telecom, Inc. (Canada) (NON)                                                    45,856
            556,000 ICG Communications, Inc. (NON)                                                       12,266,750
            129,500 Level 3 Communication, Inc. (NON)                                                    11,396,000
            130,000 Liberty Digital, Inc. Class A (NON)                                                   3,900,000
             16,800 Marvell Technology Group Ltd.                                                           957,600
          1,491,600 McLeodUSA, Inc. Class A (NON)                                                        30,857,475
          1,602,800 Metromedia Fiber Network, Inc. Class A (NON)                                         63,611,094
            165,500 Next Level Communications, Inc. (NON)                                                14,191,625
            313,600 Nextel Communications, Inc. Class A (NON)                                            19,188,400
            936,492 Nextlink Communications, Inc. Class A (NON)                                          35,528,165
            124,544 NTL, Inc. (NON)                                                                       7,457,072
            348,700 Pinnacle Holdings, Inc. (NON)                                                        18,829,800
            420,500 SBA Communications Corp. (NON)                                                       21,839,719
            398,500 Sprint Corp. (NON)                                                                   23,710,753
            368,800 Vodafone AirTouch PLC (United Kingdom)                                               15,282,150
            125,600 VoiceStream Wireless Corp. (NON)                                                     14,606,888
                                                                                                   ----------------
                                                                                                        352,066,610

Transportation Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
             78,900 United Parcel Service, Inc.                                                           4,655,100
                                                                                                   ----------------
                    Total Common Stocks (cost $2,997,701,232)                                      $  4,294,960,337

SHORT-TERM INVESTMENTS (2.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $52,518,000 Interest in $750,000,000 joint repurchase agreement dated June 30, 2000 with Goldman Sachs & Co.
                    due July 3, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $52,546,447 for an
                    effective yield of 6.5%                                                        $     52,518,000
         56,354,000 Interest in $500,000,000 joint repurchase agreement dated June 30, 2000 with S.B.C. Warburg, Inc.
                    due July 3, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $56,384,995 for an
                    effective yield of 6.6%                                                              56,354,000
                                                                                                   ----------------
                    Total Short-Term Investments (cost $108,872,000)                               $    108,872,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,106,573,232) (b)                                    $  4,403,832,337
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $4,384,462,650.

  (b) The aggregate identified cost on a tax basis is $3,111,190,609, resulting in gross unrealized appreciation and depreciation of $1,566,107,684 and $273,465,956, respectively, or net unrealized appreciation of $1,292,641,728.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at June 30, 2000 was $8,835,480 or 0.2% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2000 (Unaudited)
                                       Aggregate Face  Expiration  Unrealized
                        Total Value        Value          Date    Depreciation
------------------------------------------------------------------------------
S&P 500 Index (Long)    $26,792,825     $27,187,588      Sep-00     $(394,763)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,106,573,232) (Note 1)                                    $4,403,832,337
-------------------------------------------------------------------------------------------
Cash                                                                              7,722,741
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                           386,877
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           14,522,051
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   42,496,034
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                     181,734
-------------------------------------------------------------------------------------------
Total assets                                                                  4,469,141,774

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      1,465
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 70,405,513
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        4,867,134
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      5,392,097
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          635,516
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        67,172
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          7,667
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            2,945,296
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              357,264
-------------------------------------------------------------------------------------------
Total liabilities                                                                84,679,124
-------------------------------------------------------------------------------------------
Net assets                                                                   $4,384,462,650

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $2,854,006,480
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (22,433,731)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions (Note 1)                                      256,407,096
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                  1,296,482,805
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $4,384,462,650

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,122,442,550 divided by 56,521,383 shares)                                        $37.55
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $37.55)*                              $39.84
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,925,325,011 divided by 53,300,570 shares)**                                      $36.12
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($155,145,141 divided by 4,171,731 shares)**                                         $37.19
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($181,549,948 divided by 4,955,443 shares)                                           $36.64
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $36.64)*                              $37.97
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended June 30, 2000 (Unaudited)

Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax $117,929)                                       $   2,265,874
-------------------------------------------------------------------------------------------
Interest                                                                          2,180,297
-------------------------------------------------------------------------------------------
Total investment income                                                           4,446,171

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 10,886,457
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    2,764,980
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    28,450
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     17,600
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             2,430,672
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             8,756,633
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               594,634
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               667,470
-------------------------------------------------------------------------------------------
Other                                                                             1,101,053
-------------------------------------------------------------------------------------------
Total expenses                                                                   27,247,949
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (368,047)
-------------------------------------------------------------------------------------------
Net expenses                                                                     26,879,902
-------------------------------------------------------------------------------------------
Net investment loss                                                             (22,433,731)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                150,454,827
-------------------------------------------------------------------------------------------
Net realized loss on future contracts (Note 1)                                     (574,044)
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                         298,359
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the period                                            (314,069)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period       (274,352,093)
-------------------------------------------------------------------------------------------
Net loss on investments                                                        (124,487,020)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                          $(146,920,751)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                          June 30      December 31
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (22,433,731) $   (21,206,262)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                         150,179,142      296,168,356
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                     (274,666,162)   1,124,948,129
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      (146,920,751)   1,399,910,223
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                                     --      (85,402,662)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --      (80,535,688)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --       (3,713,864)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --       (9,081,113)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                   1,115,533,939      657,805,994
--------------------------------------------------------------------------------------------------
Total increase in net assets                                          968,613,188    1,878,982,890

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 3,415,849,462    1,536,866,572
--------------------------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $22,433,731 and $--, respectively)                         $4,384,462,650   $3,415,849,462
--------------------------------------------------------------------------------------------------

* Unaudited

   The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS  A
----------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            June 30
operating performance               (Unaudited)                       Year ended December 31
----------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $38.45       $22.70       $19.11       $15.51       $14.40        $9.75
----------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.14)        (.19)        (.12)        (.10)        (.11)        (.01)(b)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.76)       18.10         4.54         3.73         1.22         4.88
----------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.90)       17.91         4.42         3.63         1.11         4.87
----------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --           --         (.10)
----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (2.16)        (.83)        (.03)          --         (.12)
----------------------------------------------------------------------------------------------------------------
Total distributions                       --        (2.16)        (.83)        (.03)          --         (.22)
----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $37.55       $38.45       $22.70       $19.11       $15.51       $14.40
----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.34)*      79.90        23.52        23.42         7.71        50.14
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,122,443   $1,663,371     $753,319     $532,287     $348,261      $83,526
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .49*        1.03         1.12         1.22         1.44         1.31(b)
----------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.37)*       (.71)        (.59)        (.58)        (.69)        (.28)(b)
----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 48.78*       89.74        91.61        73.73        68.95        49.81
----------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Reflects an expense limitation which expired on December 31, 1995.
      Expenses for the period ended December 31, 1995 for class A, B and M shares reflect a per share reduction of $0.04, $0.04 and $0.03, respectively.

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                       For the period
Per-share                             June 30                                                       Oct. 2, 1995+
operating performance               (Unaudited)                 Year ended December 31                to Dec. 31
----------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $37.13       $22.13       $18.78       $15.36       $14.37       $13.08
----------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.27)        (.38)        (.27)        (.22)        (.22)        (.04)(b)
----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.74)       17.54         4.45         3.67         1.21         1.40
----------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (1.01)       17.16         4.18         3.45          .99         1.36
----------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --           --           --
----------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --           --         (.03)
----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (2.16)        (.83)        (.03)          --         (.04)
----------------------------------------------------------------------------------------------------------------
Total distributions                       --        (2.16)        (.83)        (.03)          --         (.07)
----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $36.12       $37.13       $22.13       $18.78       $15.36       $14.37
----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.72)*      78.56        22.66        22.48         6.89        10.41*
----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,925,325   $1,505,719     $699,040     $496,501     $328,268      $66,978
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .87*        1.78         1.87         1.97         2.19          .54(b)*
----------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.75)*      (1.46)       (1.34)       (1.33)       (1.45)        (.29)(b)*
----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 48.78*       89.74        91.61        73.73        68.95        49.81
----------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Reflects an expense limitation which expired on December 31, 1995.
      Expenses for the period ended December 31, 1995 for class A, B and M shares reflect a per share reduction of $0.04, $0.04 and $0.03, respectively.

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------
                                     Six months
                                       ended         For the period
Per-share                             June 30         Feb. 1, 1999+
operating performance               (Unaudited)         to Dec. 31
---------------------------------------------------------------------
                                        2000               1999
---------------------------------------------------------------------
Net asset value,
beginning of period                   $38.21             $23.95
---------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------
Net investment loss (c)                 (.28)              (.38)
---------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.74)             16.80
---------------------------------------------------------------------
Total from
investment operations                  (1.02)             16.42
---------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------
From net
investment income                         --                 --
---------------------------------------------------------------------
In excess of net
investment income                         --                 --
---------------------------------------------------------------------
From net realized gain
on investments                            --              (2.16)
---------------------------------------------------------------------
Total distributions                       --              (2.16)
---------------------------------------------------------------------
Net asset value,
end of period                         $37.19             $38.21
---------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.67)*            69.50*
---------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $155,145            $76,097
---------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .87*              1.63*
---------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.75)*            (1.34)*
---------------------------------------------------------------------
Portfolio turnover (%)                 48.78*             89.74
---------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Reflects an expense limitation which expired on December 31, 1995. Expenses for the period ended December 31, 1995 for class A, B and M shares reflect a per share reduction of $0.04, $0.04 and $0.03, respectively.

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                                        For the period
Per-share                             June 30                                                        Oct. 2, 1995+
operating performance               (Unaudited)                Year ended December 31                 to Dec. 31
------------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $37.61       $22.34       $18.91       $15.42       $14.39       $13.08
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss (c)                 (.23)        (.32)        (.22)        (.18)        (.19)          --(b)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.74)       17.75         4.48         3.70         1.22         1.38
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.97)       17.43         4.26         3.52         1.03         1.38
------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --           --           --           --           --         (.03)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --        (2.16)        (.83)        (.03)          --         (.04)
------------------------------------------------------------------------------------------------------------------
Total distributions                       --        (2.16)        (.83)        (.03)          --         (.07)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $36.64       $37.61       $22.34       $18.91       $15.42       $14.39
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.58)*      79.04        22.92        22.84         7.16        10.57*
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $181,550     $170,662      $84,507      $59,643      $37,325       $6,115
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(d)                .74*        1.53         1.62         1.72         1.94          .47(b)*
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.62)*      (1.21)       (1.09)       (1.08)       (1.20)        (.21)(b)*
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 48.78*       89.74        91.61        73.73        68.95        49.81
------------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Reflects an expense limitation which expired on December 31, 1995.
      Expenses for the period ended December 31, 1995 for class A, B and M shares reflect a per share reduction of $0.04, $0.04 and $0.03, respectively.

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Includes amounts paid through brokerage service and expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (Unaudited)

Note 1
Significant accounting policies

The Putnam Voyager Fund II ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The fund seeks long-term growth of capital by investing in primarily a portfolio of common stocks.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended June 30, 2000, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44 % of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At June 30, 2000, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

For the six months ended June 30, 2000, fund expenses were reduced by $368,047 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,934 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $1,835,736 and $59,589 from the sale of class A and class M shares, respectively, and received $771,660 and $16,322 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended June 30, 2000, Putnam Retail Management, Inc., acting as underwriter received $4,100 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended June 30, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,017,499,136 and $1,913,511,322, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At June 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Six months ended June 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 20,331,474        $797,176,225
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            20,331,474         797,176,225

Shares
repurchased                                 (7,074,112)       (270,435,653)
---------------------------------------------------------------------------
Net increase                                13,257,362        $526,740,572
---------------------------------------------------------------------------

                                               Year ended December 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 17,735,558        $493,996,704
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,367,568          82,449,807
---------------------------------------------------------------------------
                                            20,103,126         576,446,511

Shares
repurchased                                (10,028,805)       (266,866,656)
---------------------------------------------------------------------------
Net increase                                10,074,321        $309,579,855
---------------------------------------------------------------------------

                                             Six months ended June 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 19,282,146        $730,465,407
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            19,282,146         730,465,407

Shares
repurchased                                 (6,534,031)       (243,659,231)
---------------------------------------------------------------------------
Net increase                                12,748,115        $486,806,176
---------------------------------------------------------------------------

                                               Year ended December 31, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 15,759,777        $431,528,199
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,214,594          74,509,134
---------------------------------------------------------------------------
                                            17,974,371         506,037,333

Shares
repurchased                                 (9,015,320)       (237,554,812)
---------------------------------------------------------------------------
Net increase                                 8,959,051        $268,482,521
---------------------------------------------------------------------------

                                             Six months ended June 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,837,557        $110,154,535
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,837,557         110,154,535

Shares
repurchased                                   (657,121)        (24,146,306)
---------------------------------------------------------------------------
Net increase                                 2,180,436        $ 86,008,229
---------------------------------------------------------------------------

                                            For the period February 1, 1999
                                               (commencement of operations)
                                                       to December 31, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,219,919         $61,369,858
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  101,541           3,516,354
---------------------------------------------------------------------------
                                             2,321,460          64,886,212

Shares
repurchased                                   (330,165)         (8,337,615)
---------------------------------------------------------------------------
Net increase                                 1,991,295         $56,548,597
---------------------------------------------------------------------------

                                             Six months ended June 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,317,294         $49,815,454
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,317,294          49,815,454

Shares
repurchased                                   (899,882)        (33,836,492)
---------------------------------------------------------------------------
Net increase                                   417,412         $15,978,962
---------------------------------------------------------------------------

                                               Year ended December 31, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,240,671         $57,924,106
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  257,778           8,784,830
---------------------------------------------------------------------------
                                             2,498,449          66,708,936

Shares
repurchased                                 (1,743,600)        (43,513,915)
---------------------------------------------------------------------------
Net increase                                   754,849         $23,195,021
---------------------------------------------------------------------------


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania
State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER]  Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

[SECTION MARK] Not available in all states.


** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Daniel L. Miller
Vice President

Charles H. Swanberg
Vice President and Fund Manager

Roland W. Gillis
Vice President and Fund Manager

Jeffrey R. Lindsey
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Voyager Fund II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminvestments.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA017-63296-377/2AR/2AO  8/00